Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Elevation Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001936157
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 27, 2024
Prospectus Date	rr_ProspectusDate	Nov. 27, 2024
Sovereign's Capital Flourish Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Sovereign’s Capital Flourish Fund – SOVF FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Sovereign’s Capital Flourish Fund (the “Fund”) is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stock of publicly traded U.S. companies that are selected by Sovereign’s Capital Management, LLC (the “Adviser” or “Sovereign’s Capital”), the Fund’s investment adviser. The Adviser selects companies that are led by faith-driven CEOs that seek to build exceptional corporate cultures based on biblical values that allow employees to flourish. A company is considered a “U.S. company” if (i) the security is listed on a U.S. national securities exchange, (ii) the issuer is headquartered in the U.S., or (iii) the issuer derives a substantial portion of their revenues from, or has a substantial portion of its operations in, the U.S.

The Adviser employs an active management strategy in seeking to achieve the Fund’s objective. The Adviser’s strategy employs “faith-driven” investing based on non-denominational Christian values and seeks companies that show “love of neighbor” for employees, customers and community with the goal of creating exceptional company cultures. To identify potential investments, the Adviser relies on the fundamental research and analysis conducted by its investment personnel and leverages its network of faith-driven individuals who share the values present in the Adviser’s proprietary culture framework to discover companies that may align with the Fund’s investment focus on companies with faith-driven leaders and exceptional cultures. The Adviser then applies its proprietary due diligence framework to evaluate whether a company demonstrates specific characteristics through its leadership and culture. In evaluating companies for investment, the Adviser considers the following factors: the presence and depth of faith-driven management, an assessment of the level and types of employee benefits, availability of counselors for employees, whether a company’s mission/values/vision statement aligns with biblical values, the presence of faith-based employee resource groups, and the company’s products and/or services and their effect on consumers and employees. The Adviser seeks to construct and maintain a portfolio that avoids industries and activities which it believes do not enable employees to flourish, specifically tobacco, alcohol, gaming, abortion, and pornography.

After the Adviser’s proprietary framework is applied, the Adviser conducts financial due diligence to consider variables such as business quality, return on invested capital, balance sheet integrity, market expectations, cyclicality, and risk/reward of companies in the Adviser’s investible universe. The Adviser considers the Fund’s allocations to various industries and sectors when determining whether to buy or sell a security. The Fund’s portfolio typically consists of 80 to 100 companies, but the Fund may own fewer or more companies at the Adviser’s discretion.

The Fund’s portfolio is continually reassessed in light of the Adviser’s proprietary culture framework and the financial characteristics of each company. With respect to a company’s management, the Adviser monitors each company for leadership changes. In the event of a change in a company’s chief executive officer, the company is re-evaluated using the Adviser’s proprietary culture framework.

Sovereign’s Capital believes that a faith-driven leader who is focused on creating a culture to enable its company employees to flourish will attract and retain some of the best talent in the marketplace. Further, Sovereign’s Capital believes that a company with strong and stable talent will outperform its peers along a variety of metrics that can enhance long-term operating results. Sovereign’s Capital believes this will be a key driver of the Fund’s performance.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet completed operations for a full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://www.scetfs.com/ (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) may not indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once available, the Fund’s performance information will be accessible on the Fund’s website at http://www.scetfs.com/ (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet completed operations for a full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.scetfs.com/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) may not indicate future results.
Sovereign's Capital Flourish Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Sovereign's Capital Flourish Fund | Faith-Driven Leadership Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Faith-Driven Leadership Risk. The Fund considers faith-driven leaders in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Fund’s guidelines. This means that the Fund may underperform other similar funds that do not consider faith-driven leaders when making investment decisions. In addition, there can be no guarantee that the industries and activities of the companies, or the people associated with the companies, identified by the Fund’s investment process will align (or be perceived to align) with an investor’s view of biblical values and/or all of the values contained in the Adviser’s proprietary culture framework. The Adviser may fail to identify all instances where the actions of a company or its management team are not consistent with the Adviser’s proprietary culture framework or biblical values, which may cause the Fund to be invested in a company that conflicts with the Fund’s guidelines.

Sovereign's Capital Flourish Fund | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Sovereign's Capital Flourish Fund | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risks. The Fund is an exchange-traded fund (“ETF”), and, as a result of an ETF’s structure, it is exposed to the following risks:

Sovereign's Capital Flourish Fund | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Sovereign's Capital Flourish Fund | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Sovereign's Capital Flourish Fund | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Sovereign's Capital Flourish Fund | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Sovereign's Capital Flourish Fund | Limited History Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Limited History Risk. The Fund has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Sovereign's Capital Flourish Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Sovereign's Capital Flourish Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Capitalization Risk.

Sovereign's Capital Flourish Fund | Large-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Large-Capitalization Investing. The Fund’s performance may be adversely affected if securities of large cap companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Sovereign's Capital Flourish Fund | Mid-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

Sovereign's Capital Flourish Fund | Small-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Small-Capitalization Investing. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Sovereign's Capital Flourish Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

Sovereign's Capital Flourish Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Active Management Risk. The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to its benchmark, or not to achieve its investment objectives.

Sovereign's Capital Flourish Fund | Investment Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Investment Strategy Risk. There is no guarantee that a qualitative or quantitative framework used by the Adviser, and the investments selected based on the framework, will perform as expected or produce the desired results.

Sovereign's Capital Flourish Fund | Sovereign's Capital Flourish Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SOVF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930